Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current
Cash and cash equivalents (notes 9 and 19)	$ 258,351	$ 348,785
Restricted cash – current (note 19)	11,380	11,144
Accounts receivable, including non-trade of $7,964 (2020 – $7,931)	121,014	150,997
Accrued revenue	23,740	50,952
Prepaid Expense	81,317	63,521
Current portion of net investments in direct financing and sales-type leases, net (notes 3 and 6b)	14,650	14,826
Assets held for sale (note 13)	11,925	32,974
Other Assets, Current	27,160	16,772
Total current assets	549,537	689,971
Restricted cash – non-current (note 19)	40,521	45,961
Vessels and equipment
At cost, less accumulated depreciation of $1,062,951 (2020 – $1,161,658) (note 13)	2,254,208	2,325,097
Vessels related to finance leases, at cost, less accumulated amortization of $270,665 (2020 – $281,786) (note 5)	2,012,772	2,105,372
Operating lease right-of-use assets (note 5)	14,435	52,961
Property, Plant and Equipment, incld. Finance Lease and Operating Lease Right-Of Use Asset	4,281,415	4,483,430
Net Investment in Lease, after Allowance for Credit Loss, Noncurrent	501,485	513,815
Investment in and loans, net to equity-accounted investments (notes 6b, 11a and 14)	1,133,444	1,075,653
Intangible Assets, Net (Including Goodwill)	130,199	137,082
Total assets	6,636,601	6,945,912
Current
Accounts payable	103,987	124,066
Accrued liabilities and other (note 7)	210,003	332,086
Short-term debt (note 8)	10,000	10,000
Current portion of long-term debt (note 9)	374,960	261,366
Current obligations related to finance leases (note 5)	212,890	150,408
Current portion of operating lease liabilities (note 5)	14,724	25,108
Total current liabilities	926,564	903,034
Long-term debt (note 9)	1,693,759	1,793,741
Long-term obligations related to finance leases (note 5)	1,384,922	1,550,557
Long-term operating lease liabilities (note 5)	105	29,182
Other long-term liabilities (note 7)	168,877	198,107
Total liabilities	4,174,227	4,474,621
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 101,429,683 shares outstanding and issued (2020 – 101,108,886) (note 17)	1,052,900	1,057,319
Accumulated deficit	(498,797)	(527,028)
Non-controlling interest	1,944,035	1,989,883
Accumulated other comprehensive loss (note 16)	(35,764)	(48,883)
Total equity	2,462,374	2,471,291
Supplemental Balance Sheet Elements [Abstract]
Accounts receivable, non-trade	7,964	7,931
Accumulated depreciation on vessels and equipment	1,062,951	1,161,658
Vessels related to finance leases, accumulated amortization	$ 270,665	$ 281,786
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common stock, share authorized (in shares)	725,000,000	725,000,000
Common stock, share outstanding (in shares)	101,429,683	101,108,886
Common stock, share issued (in shares)	101,429,683	101,108,886
Total liabilities and equity	$ 6,636,601	$ 6,945,912